UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.):      [X] is a restatement
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-640-3104

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                  8-1-2002
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                     RORER ASSET MANAGEMENT, LLC
                                                     13F REPORT AS OF 6/30/2002

                             TITLE OF               VALUE                SH / PUT /  INVST                  VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP      (X$1000)    SHARES    PRN  CALL  DISCRETN MANAGERS  SOLE (A) SHARED (B)  NONE (C)
      --------------          -----     -----      --------    -------   ---  ----  -------- --------  -------- ----------  -------
ABBOTT LABS                   COMMON 002824100     $1,511.27      40,140  SH       DEFINED     01             0       0       40,140
AMERISOURCEBERGEN             COMMON 03073E105     $6,295.08      82,830  SH       DEFINED     01        10,730       -       72,100
AMBAC INC COM                 COMMON 023139108     $8,709.39     129,604  SH       DEFINED     01        21,097       0      108,507
AMERICAN INTERNTL. GROUP INC. COMMON 026874107   $294,008.69   4,388,263  SH       DEFINED     01     3,752,014   22769      613,480
AMGEN INC.                    COMMON 031162100       $308.24       7,360  SH       DEFINED     01           360       0        7,000
BANK OF AMERICA               COMMON  60505104   $350,124.49   5,067,596  SH       DEFINED     01       4331951   26330      709,315
BECKMAN COULTER INC           COMMON 075811109     $7,361.50     147,525  SH       DEFINED     01        19,275       0      128,250
BERKSHIRE HATHAWAY INC        COMMON 084670207       $234.57         105  SH       DEFINED     01             -       0          105
BOEING CO                     COMMON 097023105   $261,372.17   5,905,865  SH       DEFINED     01     5,062,513   31270      812,082
CARDINAL HEALTH INC           COMMON 14149Y108   $288,972.21   4,827,843  SH       DEFINED     01     4,128,490  24,685      674,668
CAREMARK RX INC COM           COMMON 141705103     $5,057.99     306,545  SH       DEFINED     01         39535       0      267,010
CABLEVISION SYS CORP.         COMMON  1268C109     $4,233.44     447,510  SH       DEFINED     01        67,330       0      380,180
CHEVRONTEXACO CORP.           COMMON 166764100   $338,824.43   3,899,326  SH       DEFINED     01       3338922   20264      540,140
CITIGROUP INCORPORATED        COMMON 172967101   $138,127.73   3,634,974  SH       DEFINED     01     3,109,604   18935      506,435
COCA COLA ENTERPRISES         COMMON 191219104     $4,404.96     199,500  SH       DEFINED     01        24,645       -      174,855
COMCAST CORP CL A SPL         COMMON 200300200   $164,586.65   7,035,971  SH       DEFINED     01     6,022,321   36180      977,470
COMPUTER SCIENCES CP          COMMON 205363104     $4,764.23      99,670  SH       DEFINED     01         13785       0       85,885
COORS ADOLPH CO               COMMON 217016104     $7,093.17     113,855  SH       DEFINED     01         14770       0       99,085
COSTCO WHOLESALE CO.          COMMON 22160K105   $296,691.47   7,855,807  SH       DEFINED     01     6,713,148   40815    1,101,844
CULLEN FROST BANKERS          COMMON 229899109       $575.20      16,000  SH       DEFINED     01             -       0       16,000
DISNEY WALT PRODUCTIONS       COMMON 254687106   $168,100.32   9,052,724  SH       DEFINED     01       7746238   47465    1,259,021
DEVON ENERGY CORP NEW         COMMON 25179M103     $6,892.60     139,866  SH       DEFINED     01        18,227       0      121,639
DUKE POWER CO                 COMMON 264399106   $277,648.08   9,083,572  SH       DEFINED     01     7,764,646   48110    1,270,816
ELECTRONIC DATA SYSTEMS       COMMON 285661104   $192,755.78   5,314,232  SH       DEFINED     01     4,500,167  29,000      785,065
EQUITABLE RES INC             COMMON 294549100     $6,830.67     199,145  SH       DEFINED     01        25,835       0      173,310
ESTEE LAUNDER COMPANIES INC.  COMMON 518439104     $2,782.91      79,060  SH       DEFINED     01        10,415       0       68,645
EXXONMOBIL CORP.              COMMON 30231G102   $291,837.86   7,259,385  SH       DEFINED     01     6,191,094   38050    1,030,241
FANNIE MAE                    COMMON 313586109   $323,216.69   4,469,207  SH       DEFINED     01     3,820,602   23400      625,205
GENERAL DYNAMICS CORP.        COMMON 369550108   $180,331.12   1,741,415  SH       DEFINED     01     1,493,258   9,115      239,042
HCA-THE HEALTHCARE CO         COMMON 404119109   $365,676.46   7,847,651  SH       DEFINED     01     6,724,035   39313    1,084,303
HEWLETT PACKARD               COMMON 428236103   $160,030.34  10,636,776  SH       DEFINED     01     9,139,805   61795    1,435,176
HIBERNIA CORP                 COMMON 428656102     $6,554.35     331,195  SH       DEFINED     01        40,385       -      290,810
HOME DEPOT                    COMMON 437076102   $191,170.77   5,308,650  SH       DEFINED     01     4,544,217   27130      737,303
INTEL CORPORATION             COMMON 458140100    $34,701.37   1,555,274  SH       DEFINED     01     1,205,739    3960      345,575
INTERPUBLIC GROUP C           COMMON 460690100   $129,007.45   5,330,172  SH       DEFINED     01     4,730,647   29275      570,250
JOHNSON & JOHNSON             COMMON 478160104   $288,886.85   5,629,776  SH       DEFINED     01       4788435   29785      811,556
KROGER CO                     COMMON 501044101   $134,212.08   6,888,416  SH       DEFINED     01     5,860,256   31930      996,230
LEGG MASON INC.               COMMON 524901105     $7,383.24     149,640  SH       DEFINED     01        19,365       0      130,275
LEXMARK INTL GROUP            COMMON 529771107     $3,390.48      62,325  SH       DEFINED     01         8,040       0       54,285
LIMITED INC.                  COMMON 532716107     $7,126.17     334,562  SH       DEFINED     01        43,314       0      291,248
LINCOLN NATL CORP             COMMON 534187109     $5,890.08     140,240  SH       DEFINED     01        18,315       0      121,925
LIZ CLAIBORNE INC.            COMMON 539320101     $8,701.43     273,630  SH       DEFINED     01        42,070       0      231,560
LOEWS CORP                    COMMON 540424108     $7,346.80     138,645  SH       DEFINED     01        15,940       0      122,705
MARSH & MCLENNAN COS INC      COMMON 571748102   $412,099.91   7,902,395  SH       DEFINED     01     6,615,762   49754    1,236,879
MBNA CORP COM                 COMMON 55262L100   $413,143.27  13,293,321  SH       DEFINED     01    11,368,425   69665    1,855,231
MERCK & CO                    COMMON 589331107       $811.46      16,024  SH       DEFINED     01             -       -       16,024
MICROSOFT CORP.               COMMON 594918104   $332,452.20   6,192,681  SH       DEFINED     01       5289204   32540      870,937
MOTOROLA INC                  COMMON 620076109    $92,342.16   6,424,723  SH       DEFINED     01     5,510,278   32330      882,115
NORFOLK SOUTHERN CORP         COMMON 655844108     $8,408.50     359,645  SH       DEFINED     01        54,230       0      305,415
OUTBACK STEAKHOUSE            COMMON 689899102     $7,593.89     216,350  SH       DEFINED     01        28,700       0      187,650
PALL CORP                     COMMON 696429307     $7,157.19     344,925  SH       DEFINED     01        45,775       0      299,150
PARK PLACE ENTERTAINMENT CORP COMMON 700690100     $5,643.65     550,600  SH       DEFINED     01         82745       0      467,855
PEPSICO INC.                  COMMON 713448108   $464,815.91   9,815,152  SH       DEFINED     01     8,387,645   51345    1,376,162
PFIZER INC.                   COMMON 717081103   $195,569.90   5,695,621  SH       DEFINED     01       4827060   29136      839,425
PHILLIP MORRIS COS. INS       COMMON 718154107       $393.12       9,000  SH       DEFINED     01             0       0        9,000
PHILLIPS PETROLEUM CO.        COMMON 718507106   $352,487.56   6,098,375  SH       DEFINED     01       5211315   31205      855,855
PRICE T ROWE GROUP            COMMON 74144t108     $6,029.86     183,390  SH       DEFINED     01        23,900       0      159,490
PROCTER & GAMBLE CO.          COMMON 742718109   $220,679.52   2,555,104  SH       DEFINED     01       2189139   13150      352,815
RAYTHEON COMPANY NEW          COMMON 755111507   $259,696.31   6,507,709  SH       DEFINED     01     5,569,828   34588      903,293
ROYAL DUTCH PETROLEUM         COMMON 780257804       $221.08       4,000  SH       DEFINED     01             -       -        4,000
SCHOLASTIC CORP COM           COMMON 807066105     $4,515.41     119,140  SH       DEFINED     01        15,475       -      103,665
SOUTHWEST AIRLINES            COMMON 844741108   $151,323.26   9,539,525  SH       DEFINED     01     8,142,982   49404    1,347,139
SPDR TR UNIT SER 1            COMMON 78462F103       $837.89       8,467  SH       DEFINED     01            77     970        7,420
STATE STREET CORP.            COMMON 857477103   $204,491.52   4,652,908  SH       DEFINED     01     3,976,561  23,715      652,632
TITAN CORP COM                COMMON 888266103     $3,372.31     184,380  SH       DEFINED     01        23,780       0      160,600
UNITED TECHNOLOGIES CORP      COMMON 913017109   $343,844.95   5,155,202  SH       DEFINED     01     4,404,934   27505      722,763
UNOCAL CORP                   COMMON 915289102     $7,242.83     196,070  SH       DEFINED     01        25,880       0      170,190
VALASSIS COMMUNICATIONS       COMMON 918866104     $3,360.74      92,075  SH       DEFINED     01        11,875       0       80,200
VIACOM INC CLASS B NON-VOTING COMMON 925524308   $389,837.15   8,970,392  SH       DEFINED     01     7,676,294   46929    1,247,169
WASHINGTON MUTUAL INC.        COMMON 939322103       $601.18      16,200  SH       DEFINED     01         2,400       -       13,800
XEROX CORP                    COMMON 984121103     $4,348.27     623,855  SH       DEFINED     01        94,175       0      529,680

                              TOTALS:          $8,877,051.76    221,899,076                        184,999,974  1,131,812 35,767,290
                                              =============================                        =================================

Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $8,877,051.76
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.